Summarized Quarterly Financial Data Summarized Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Selected financial data:
Net sales	$ 2,560	[1]	$ 2,578	[2]	$ 2,530	[3]	$ 2,567	[4]	$ 2,499	[5]	$ 2,506	[6]	$ 2,438	[7]	$ 2,408	[8]	$ 10,235	$ 9,851	$ 9,607
Gross profit	1,487	[1]	1,533	[2]	1,528	[3]	1,537	[4]	1,446	[5]	1,511	[6]	1,468	[7]	1,482	[8]	6,085	5,907	5,721
Income from continuing operations	364	[1]	400	[2]	380	[3]	456	[4]	400	[5]	395	[6]	414	[7]	428	[8]	1,600	1,637	1,581
Income (loss) from discontinued operations, net of income taxes	8	[1]	(4)	[2]	59	[3]	37	[4]	61	[5]	58	[6]	83	[7]	66	[8]	100	268	287
Net income	372	[1]	396	[2]	439	[3]	493	[4]	461	[5]	453	[6]	497	[7]	494	[8]	1,700	1,905	1,868
Basic earnings per share:
Income from continuing operations	$ 0.80	[1]	$ 0.86	[2]	$ 0.80	[3]	$ 0.97	[4]	$ 0.84	[5]	$ 0.82	[6]	$ 0.86	[7]	$ 0.89	[8]	$ 3.43	$ 3.40	$ 3.21
Income (loss) from discontinued operations	$ 0.02	[1]	$ (0.01)	[2]	$ 0.13	[3]	$ 0.07	[4]	$ 0.12	[5]	$ 0.12	[6]	$ 0.17	[7]	$ 0.13	[8]	$ 0.22	$ 0.56	$ 0.58
Net income	$ 0.81	[1]	$ 0.85	[2]	$ 0.93	[3]	$ 1.04	[4]	$ 0.96	[5]	$ 0.94	[6]	$ 1.03	[7]	$ 1.02	[8]	$ 3.64	$ 3.96	$ 3.79
Diluted earnings per share:
Income from continuing operations	$ 0.79	[1]	$ 0.85	[2]	$ 0.80	[3]	$ 0.96	[4]	$ 0.83	[5]	$ 0.81	[6]	$ 0.85	[7]	$ 0.89	[8]	$ 3.40	$ 3.37	$ 3.18
Income (loss) from discontinued operations	$ 0.02	[1]	$ (0.01)	[2]	$ 0.12	[3]	$ 0.07	[4]	$ 0.12	[5]	$ 0.12	[6]	$ 0.17	[7]	$ 0.13	[8]	$ 0.21	$ 0.55	$ 0.58
Net income	$ 0.80	[1]	$ 0.84	[2]	$ 0.92	[3]	$ 1.03	[4]	$ 0.95	[5]	$ 0.93	[6]	$ 1.02	[7]	$ 1.02	[8]	$ 3.61	$ 3.92	$ 3.76
Footnote information:
Net sales related to discontinued operations			556		573		489		502		501		508		490		1,618	2,001	1,967
Restructuring charges, net	34		9		54		8		36		21		15		10		105	82	114
Accelerated depreciation	2		1		1						2		1		2		(4)	(5)	(7)
Change in fair value included in selling, general and administrative expenses	1		2		(6)												3
Gain on sale of non-controlling interest			10		8						6							6
Transaction costs related to license and distribution agreements	21																21
Loss on early retirement of debt	20										9						(20)	(9)	0
Gain on investments, net	(12)																33	4	(7)
Charge related to litigation settlement									2						47
Acquisition-related costs																		37
Transaction costs related to acquisitions									2		16		14
Inventory impairment
Footnote information:
Duet product recall and discontinuance									15
Capital equipment impairment
Footnote information:
Duet product recall and discontinuance									3
Acquisition-related inventory charges, included in cost of goods sold
Footnote information:
Acquisition-related costs									$ 12		$ 3		$ 2					$ 17

[1]	Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $34 million of restructuring charges, $21 million of charges resulting from entering into license and distribution agreements, a $20 million loss on the retirement of debt incurred in connection with the early termination of a capital lease, a $12 million net gain on investments and $1 million of acquisition-related costs resulting from an adjustment to contingent consideration associated with acquisitions.
[2]	Net sales exclude $556 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $9 million of restructuring charges, $2 million of acquisition-related costs resulting from an adjustment to contingent consideration and a $10 million gain associated with the Company’s acquisition of CVI.
[3]	Net sales exclude $573 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $54 million of restructuring charges, $6 million of income resulting from an adjustment to contingent consideration and an $8 million gain associated with the Company’s acquisition of CVI.
[4]	Net sales exclude $489 million of net sales related to discontinued operations. Income from continuing operations includes $8 million of restructuring charges.
[5]	Net sales exclude $502 million of net sales related to discontinued operations. Gross profit includes $15 million of inventory impairment charges resulting from a product discontinuance and a $12 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $36 million of restructuring charges, a $3 million capital equipment impairment resulting from a product discontinuance, $2 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $2 million of transaction costs related to acquisitions.
[6]	Net sales exclude $501 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense and a $3 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $21 million of restructuring charges, $16 million of transaction costs related to acquisitions, a $9 million loss on the early retirement of debt and a $6 million gain associated with the Company’s acquisition of superDimension.
[7]	Net sales exclude $508 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense and a $2 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of a business. In addition, income from continuing operations includes $15 million of restructuring charges and $14 million of transaction costs related to acquisitions and licensing agreements.
[8]	Net sales exclude $490 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $47 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $10 million of restructuring charges.